Capital and financial risk management - Hedged Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flow hedges | Pre-hedging of long-term interest rate
Hedging instruments
Accumulated fair value adjustments		£ (11)
Change in value used for calculating hedge ineffectiveness		(11)
Balance in cash flow hedge reserve for continuing hedges	£ (150)	£ (9)
Fair value hedges | Bonds
Hedging instruments
Hedged item, carrying amount	(2,078)
Accumulated fair value adjustments	122
Change in value used for calculating hedge ineffectiveness	122
Net investment hedges | Net assets in foreign currency
Hedging instruments
Hedged item, carrying amount	2,791
Accumulated fair value adjustments	140
Change in value used for calculating hedge ineffectiveness	£ 140